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                                                                    MetLife Logo

                                       First MetLife Investors Insurance Company
                                       5 Park Plaza, Suite 1900
                                       Irvine, California 92614

May 3, 2006

VIA EDGAR
_________

Securities and Exchange Commission
100 F. Street, N.E.
Washington, D.C. 20549

Re:  First MetLife Investors Insurance Company and
     First MetLife Investors Variable Annuity Account One
     File No. 333-96785 (Class L - 4 and Class L)
     Rule 497(j) Certification

Commissioners:

     On behalf of First MetLife Investors Insurance Company (the "Company") and First MetLife Investors Variable Annuity Account One (the "Account"), I hereby certify, pursuant to paragraph (j) of Rule 497 under the Securities Act of 1933, that the form of Prospectus (Class L-4 Year) and Statement of Additional Information ("SAI"), each dated May 1, 2006, Supplement dated May 1, 2006 to the May 1, 2006 Prospectus (Class L) and the Supplement dated June 9, 2006 to the May 1, 2006 to Prospectuses being used for certain variable annuity contracts offered by the Company through the Account and otherwise required to be filed under paragraph (c) of Rule 497 does not differ from the Prospectus (Class L-4
Year), SAI and Supplements to the Prospectuses contained in Post-Effective Amendment No. 12 for the Account filed electronically with the Commission on April 21, 2006.

     If you have any questions, please contact me at (617) 578-2053.

Sincerely,

/s/ John M. Richards
John M. Richards
Senior Counsel
Metropolitan Life Insurance Company